Bank loans: (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 USD ($)
Credit line used	$ 14,493,049	$ 4,433,170			$ 215,000
Principle amortization	4,000,000
Commissions and interest - Net	1,804	27,606
Short Term	173,471	58,336
Long Term	7,149,177
Fair value	10,791,338	4,765,630
Airplan [Member]
Credit line used	3,641,929			$ 440,000,000
Commissions and interest - Net	(8,925)
Short Term	144,289
Long Term	3,488,715
Fair value	3,534,614
BBVA Bancomer, S. A. [member]
Credit line used		2,216,585			107,500
Principle amortization
Commissions and interest - Net		13,803
Short Term		29,168
Long Term		2,201,220
Fair value		2,387,179
Bank of America Merrill Lynch [member]
Credit line used	1,425,560	2,216,585	$ 72,500		$ 107,500
Principle amortization
Commissions and interest - Net	3,215	13,803
Short Term	5,675	29,168
Long Term	1,423,100	2,201,220
Fair value	1,535,374	$ 2,378,451
Loan one from BBVA Bancomer [Member]
Credit line used	2,000,000
Commissions and interest - Net	14,875
Short Term	14,875
Long Term	2,000,000
Fair value	2,089,786
Loan two from BBVA Bancomer [Member]
Credit line used	4,000,000
Principle amortization	4,000,000
Santander [Member]
Credit line used	2,000,000
Commissions and interest - Net	(10,576)
Short Term	2,957
Long Term	1,986,467
Fair value	2,091,065
Loan three from BBVA Bancomer [Member]
Credit line used	1,425,560		$ 72,500
Commissions and interest - Net	3,215
Short Term	5,675
Long Term	1,423,100
Fair value	1,540,499
Bancolombia [Member]
Credit line used	1,295,381			150,000,000
Commissions and interest - Net	(2,595)
Short Term	103,100
Long Term	1,189,686
Fair value	1,204,983
CorpBanca [Member]
Credit line used	718,021			102,000,000
Commissions and interest - Net	(633)
Short Term	2,840
Long Term	810,284
Fair value	819,389
Banco Davivienda [Member]
Credit line used	328,112			90,000,000
Commissions and interest - Net	(1,159)
Short Term	2,488
Long Term	292,905
Fair value	722,990
Banco de Occidente [Member]
Credit line used	295,186			37,000,000
Commissions and interest - Net	(1,258)
Short Term	1,031
Long Term	292,898
Fair value	297,229
Banco Popular [Member]
Credit line used	63,824			8,000,000
Commissions and interest - Net	(941)
Short Term	369
Long Term	62,514
Fair value	64,266
Banco AV Villas [Member]
Credit line used	63,824			8,000,000
Commissions and interest - Net	(49)
Short Term	223
Long Term	63,552
Fair value	64,266
Serfinansa [Member]
Credit line used	63,824			8,000,000
Commissions and interest - Net	(1,243)
Short Term	79
Long Term	62,502
Fair value	64,266
Loan from Banco Bogota [Member] | Airplan [Member]
Credit line used	813,757			$ 37,000,000
Commissions and interest - Net	(1,047)
Short Term	34,159
Long Term	714,374
Fair value	$ 297,229